UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
                            Form 13F
                       FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31,
2007

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one.): [ ] is a restatement.
                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Lingold Associates LLC

Address:  500 Fifth Avenue, 50th Floor
          New York, NY  10110

Form 13F File Number: 028-10921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Michael F. Moran

Title:    Chief Compliance Officer

Phone:    (212) 391-8960

Signature, Place, and Date of Signing:

Michael F. Moran    New York, NY 10110  April 23, 2007

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number Name
028-10921

FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included

Managers: NONE



Form 13F Information Table Entry

Total: 35



Form 13F Information Table Value
Total: 181817(thousands)
List of Other Included Managers: NONE

                                                          FORM 13F INFORMATION TABLE

                                                          VALUE    SHRS OR     SH/ INVESTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS      Cusip        (X$1000) PRN AMT     PRN DISCRETN    MANAGERS  SOLE     SHARED  NONE
----------------------   ---------------     ------------ -------- ----------
ALLSTATE                 COM                 020002101         5637       93860SH  SOLE                      93860
AMERICAN INDEPENDENC     COM NEW             026760405         1658      159243SH  SOLE                     159243
ANALOG DEVICES           COM                 032654105         6364      184510SH  SOLE                     184510
BED BATH BEYOND          COM                 075896100         7550      187950SH  SOLE                     187950
CBS Cl B                 CL B                124857202         4594      150195SH  SOLE                     150195
CEMEX                    SPON ADR 5 ORD      151290889          417       12746SH  SOLE                      12746
CENTEX CORP              COM                 152312104         3361       80450SH  SOLE                      80450
CISCO                    COM                 17275R102         6161      241320SH  SOLE                     241320
EBAY                     COM                 278642103         5642      170200SH  SOLE                     170200
GEN AMER INVS            COM                 368802104         5616      152440SH  SOLE                     152440
GENERAL ELECTRIC         COM                 369604103         7913      223780SH  SOLE                     223780
GRACO                    COM                 384109104         3548       90600SH  SOLE                      90600
HESS CORP                COM                 42809H107         6879      124010SH  SOLE                     124010
HOME DEPOT               COM                 437076102         6857      186640SH  SOLE                     186640
ILLINOIS TOOL WKS        COM                 452308109         7820      151543SH  SOLE                     151543
INDEPENDENCE HLDG        COM NEW             453440307         1441       66600SH  SOLE                      66600
INTEL CORP               COM                 458140100         6102      318975SH  SOLE                     318975
INTERPUBLIC GRP          COM                 460690100         3902      316949SH  SOLE                     316949
JOHNSON & JOHNSON        COM                 478160104         7236      120080SH  SOLE                     120080
JP MORGAN CHASE          COM                 46625H100         7462      154245SH  SOLE                     154245
MEDTRONIC INC            COM                 585055106         7287      148535SH  SOLE                     148535
NABORS INDUSTRIES        SHS                 G6359F103         5155      173745SH  SOLE                     173745
NALCO HOLDING            COM                 62985Q101         4796      200685SH  SOLE                     200685
POGO PRODUCING           COM                 730448107         4882      101505SH  SOLE                     101505
REGENERON                COM                 75886F107         1205       55754SH  SOLE                      55754
REPUBLIC SERVICES        COM                 760759100          209        7500SH  SOLE                       7500
SOUTHWEST AIR            COM                 844741108         6042      410995SH  SOLE                     410995
TEMPLE-INLAND            COM                 879868107         4671       78187SH  SOLE                      78187
TIME WARNER              COM                 887317105         5827      295511SH  SOLE                     295511
TOYOTA MOTOR             SP ADR REP2COM      892331307         5196       40540SH  SOLE                      40540
TYCO INT'L               COM                 902124106         7294      231184SH  SOLE                     231184
VIACOM CL B              CL B                92553P201         4585      111525SH  SOLE                     111525
WEYERHAUSER              COM                 962166104         7318       97915SH  SOLE                      97915
WHITE MOUNTAINS          COM                 G9618E107         5336        9420SH  SOLE                       9420
WINNEBAGO                COM                 974637100         5854      174085SH  SOLE                     174085